Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000234546 | FNMA or FHLMC8414680
Holdings [Line Items]
Percent of Total Investments	81.30%
C000234546 | Barclays Bank8414172
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234546 | Barclays Bank8414169
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234546 | US 10YR NOTE (CBT)MAR258434615
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234546 | Swaption Payer8414318
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Clarios Global8414397
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Neuberger Berman Loan Advisers CLO8414104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Elmwood CLO II8414093
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234546 | Bombardier8414368
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234546 | STAR Trust8414131
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234545 | FNMA or FHLMC8414680
Holdings [Line Items]
Percent of Total Investments	81.30%
C000234545 | Barclays Bank8414172
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234545 | Barclays Bank8414169
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234545 | US 10YR NOTE (CBT)MAR258434615
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234545 | Swaption Payer8414318
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Clarios Global8414397
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Neuberger Berman Loan Advisers CLO8414104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Elmwood CLO II8414093
Holdings [Line Items]
Percent of Total Investments	0.60%
C000234545 | Bombardier8414368
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234545 | STAR Trust8414131
Holdings [Line Items]
Percent of Total Investments	0.50%
C000234544 | NVIDIA8414943
Holdings [Line Items]
Percent of Total Investments	5.70%
C000234544 | Wynn Resorts8414981
Holdings [Line Items]
Percent of Total Investments	5.50%
C000234544 | Microsoft8414925
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234544 | Taiwan Semiconductor Manufacturing8414850
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234544 | iShares Bitcoin Trust ETF8414993
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234544 | Equinix8414890
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234544 | Amazon.com8414857
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234544 | Tencent Holdings8414830
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234544 | Digital Realty Trust8414887
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234544 | Meta Platforms8414921
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234543 | NVIDIA8414943
Holdings [Line Items]
Percent of Total Investments	5.70%
C000234543 | Wynn Resorts8414981
Holdings [Line Items]
Percent of Total Investments	5.50%
C000234543 | Microsoft8414925
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234543 | Taiwan Semiconductor Manufacturing8414850
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234543 | iShares Bitcoin Trust ETF8414993
Holdings [Line Items]
Percent of Total Investments	3.60%
C000234543 | Equinix8414890
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234543 | Amazon.com8414857
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234543 | Tencent Holdings8414830
Holdings [Line Items]
Percent of Total Investments	2.40%
C000234543 | Digital Realty Trust8414887
Holdings [Line Items]
Percent of Total Investments	2.30%
C000234543 | Meta Platforms8414921
Holdings [Line Items]
Percent of Total Investments	2.10%